Income Taxes (Income Taxes Recognized) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Income (loss) from continuing operations	¥ 475,592	¥ 447,001	¥ 370,083
Equity in earnings (losses) of affiliated companies	(1,027)	4,821	(2,634)
Unrealized gain (loss) on securities	(1,306)	16,013	(11,307)
Unrealized gain (loss) on derivative instruments	(1,302)	(562)	3,615
Foreign currency translation adjustments	(12,818)	3,558	(13,348)
Pension liability adjustments	(49,557)	79,525	(158,242)
Total income taxes	¥ 409,582	¥ 550,356	¥ 188,167